UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09401

Name of Fund: The BlackRock Strategic Municipal Trust (BSD)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, The BlackRock
Strategic Municipal Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2011

Date of reporting period: 07/31/2010

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2010 (Unaudited)

BlackRock Strategic Municipal Trust (BSD)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Arizona — 3.7%
Maricopa County Pollution Control Corp.,
Refunding RB, Southern California
Edison Co., Series A, 5.00%, 6/01/35 $	540	$ 543,299
Pima County IDA, Refunding IDRB,
Tucson Electric Power, 5.75%,
9/01/29	350	357,549
Salt River Project Agricultural
Improvement & Power District, RB,
Series A, 5.00%, 1/01/38	625	654,944
Salt Verde Financial Corp., RB, Senior,
5.00%, 12/01/37	1,320	1,171,038
San Luis Facility Development Corp., RB,
Senior Lien, Regional Detention
Center Project:
6.25%, 5/01/15	210	199,910
7.00%, 5/01/20	210	199,036
7.25%, 5/01/27	420	392,595
		3,518,371
California — 16.8%
Bay Area Toll Authority, Refunding RB,
San Francisco Bay Area, Series F-1,
5.63%, 4/01/44	720	787,298
California County Tobacco Securitization
Agency, RB, CAB, Stanislaus, Sub-
Series C, 6.30%, 6/01/55 (a)	3,095	38,130
California State Public Works Board, RB,
Various Capital Projects,
Sub-Series I-1, 6.38%, 11/01/34	375	400,189
Los Angeles Department of Airports, RB,
Series A, 5.25%, 5/15/39	250	261,258
Los Angeles Department of Airports,
Refunding RB, Senior, Los Angeles
International Airport, Series A, 5.00%,
5/15/40	1,875	1,906,819
Los Angeles Unified School District
California, GO, Series D, 5.00%,
7/01/26	1,585	1,690,624
San Francisco City & County Public
Utilities Commission, RB, Series B,
5.00%, 11/01/39	2,965	3,114,940
State of California, GO, Various Purpose:
6.00%, 3/01/33	800	866,000
6.50%, 4/01/33	650	730,997
(CIFG), 5.00%, 3/01/33	1,535	1,510,440

	Par
Municipal Bonds	(000)	Value
California (concluded)
University of California, RB, Limited
Project, Series B, 4.75%, 5/15/38 $	1,310	$ 1,313,969
West Valley-Mission Community College
District, GO, Election of 2004,
Series A (AGM), 4.75%, 8/01/30	3,350	3,383,098
		16,003,762
Colorado — 5.6%
City of Colorado Springs Colorado, RB,
Subordinate Lien, Improvement,
Series C (AGM), 5.00%, 11/15/45	395	406,996
Colorado Health Facilities Authority,
Refunding RB, Catholic Healthcare,
Series A, 5.50%, 7/01/34	680	725,363
Colorado Health Facilities Authority,
Refunding RB, Sisters of Leavenworth,
Series A, 5.00%, 1/01/40	690	690,483
Northwest Parkway Public Highway
Authority Colorado, RB, CAB, Senior
Series B (AGM), 6.30%,
6/15/11 (a)(b)	10,000	3,074,400
Park Creek Metropolitan District
Colorado, Refunding RB, Senior,
Limited Tax, Property Tax, 5.50%,
12/01/37	440	426,070
		5,323,312
District of Columbia — 0.7%
Metropolitan Washington Airports
Authority, RB, First Senior Lien,
Series A:
5.00%, 10/01/39	160	164,854
5.25%, 10/01/44	465	485,958
		650,812
Florida — 7.5%
Arborwood Community Development
District, Special Assessment Bonds,
Master Infrastructure Projects,
Series B, 5.10%, 5/01/14	1,440	1,071,749
County of Miami-Dade Florida,
Refunding RB, Miami International
Airport, Series A-1, 5.38%, 10/01/41	370	376,497
County of Orange Florida, Refunding RB
(Syncora), 4.75%, 10/01/32	15	14,837

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.	GO	General Obligation Bonds
AGM	Assured Guaranty Municipal Corp.	HDA	Housing Development Authority
AMBAC	American Municipal Bond Assurance Corp.	IDA	Industrial Development Authority
AMT	Alternative Minimum Tax (subject to)	IDRB	Industrial Development Revenue Bonds
CAB	Capital Appreciation Bonds	ISD	Independent School District
CIFG	CDC IXIS Financial Guaranty	NPFGC	National Public Finance Guarantee Corp.
EDA	Economic Development Authority	PSF-GTD	Permanent School Fund Guaranteed
EDC	Economic Development Corp.	RB	Revenue Bonds
ERB	Education Revenue Bonds

BLACKROCK STRATEGIC MUNICIPAL TRUST

JULY 31, 2010

1

Schedule of Investments(continued)

BlackRock Strategic Municipal Trust (BSD)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Florida (concluded)
Hillsborough County IDA, RB, National
Gypsum Co., Series A, AMT, 7.13%,
4/01/30	$ 3,300	$ 3,116,784
Miami Beach Health Facilities Authority,
RB, Mount Sinai Medical Center of
Florida, 6.75%, 11/15/21	1,245	1,296,891
Sumter Landing Community
Development District Florida, RB, Sub-
Series B, 5.70%, 10/01/38	1,565	1,270,483
		7,147,241
Georgia — 1.5%
De Kalb Private Hospital Authority,
Refunding RB, Children's Healthcare,
5.25%, 11/15/39	265	274,238
Metropolitan Atlanta Rapid Transit
Authority, RB, Third Series, 5.00%,
7/01/39	1,095	1,152,082
		1,426,320
Guam — 0.8%
Territory of Guam, GO, Series A:
6.00%, 11/15/19	200	207,696
6.75%, 11/15/29	290	310,941
7.00%, 11/15/39	195	210,877
		729,514
Illinois — 9.0%
Illinois Finance Authority, RB:
MJH Education Assistance IV LLC,
Sub-Series B, 5.38%,
6/01/35 (c)(d)	300	81,003
Northwestern University, 5.00%,
12/01/33	5,000	5,148,150
Illinois Finance Authority, Refunding RB:
Central DuPage Health, Series B,
5.50%, 11/01/39	2,500	2,608,425
Friendship Village Schaumburg,
Series A, 5.63%, 2/15/37	145	117,503
OSF Healthcare System, Series A,
6.00%, 5/15/39	410	413,883
State of Illinois, RB, Build Illinois,
Series B, 5.25%, 6/15/34	200	206,722
		8,575,686
Indiana — 1.7%
Indiana Finance Authority, RB, Sisters of
St. Francis Health, 5.25%, 11/01/39	270	276,134
Indiana Health Facility Financing
Authority, Refunding RB, Methodist
Hospital Inc., 5.38%, 9/15/22	1,060	1,006,046
Indiana Municipal Power Agency, RB,
Indiana Municipal Power Agency,
Series B, 6.00%, 1/01/39	350	380,814
		1,662,994
Kansas — 0.6%
Kansas Development Finance Authority,
Refunding RB, Sisters of Leavenworth,
Series A, 5.00%, 1/01/40	525	531,274

	Par
Municipal Bonds	(000)	Value
Kentucky — 8.3%
Kentucky Economic Development
Finance Authority, Refunding RB:
Norton Healthcare Inc., Series B
(NPFGC), 6.20%, 10/01/24 (a)	$ 16,915	$ 7,546,627
Owensboro Medical Health System,
Series A, 6.38%, 6/01/40	320	333,370
		7,879,997
Maryland — 2.6%
Maryland Community Development
Administration, Refunding RB,
Residential, Series A, AMT, 4.70%,
9/01/37	2,500	2,389,975
Maryland EDC, RB, Transportation
Facilities Project, Series A, 5.75%,
6/01/35	135	138,040
		2,528,015
Massachusetts — 0.6%
Massachusetts Health & Educational
Facilities Authority, Refunding RB,
Partners Healthcare, Series J1,
5.00%, 7/01/39	570	583,572
Michigan — 0.7%
Michigan State Hospital Finance
Authority, Refunding RB, Henry Ford
Health System, Series A, 5.25%,
11/15/46	730	671,045
Montana — 0.7%
Montana Facility Finance Authority,
Refunding RB, Sisters of Leavenworth,
Series A, 4.75%, 1/01/40	715	717,131
Multi-State — 5.8%
Centerline Equity Issuer Trust, 7.60%,
12/15/50 (e)(f)	2,000	2,028,840
MuniMae TE Bond Subsidiary LLC,
7.50%, 6/30/49 (e)(f)(g)	3,787	3,511,857
		5,540,697
Nebraska — 0.8%
Douglas County Hospital Authority No. 2,
RB, Health Facilities, Immanuel
Obligation Group, 5.63%, 1/01/40	720	731,801
Nevada — 0.9%
County of Clark Nevada, Refunding RB,
Alexander Dawson School Nevada
Project, 5.00%, 5/15/29	880	886,089
New Jersey — 6.6%
Middlesex County Improvement
Authority, RB, Subordinate, Heldrich
Center Hotel, Series B, 6.25%,
1/01/37	645	119,196
New Jersey EDA, RB:
Cigarette Tax, 5.50%, 6/15/24	2,015	1,993,117
Continental Airlines Inc. Project,
AMT, 6.63%, 9/15/12	500	507,485
New Jersey State Turnpike Authority,
RB, Series E, 5.25%, 1/01/40	1,355	1,433,305

2 BLACKROCK STRATEGIC MUNICIPAL TRUST

JULY 31, 2010

Schedule of Investments(continued)

BlackRock Strategic Municipal Trust (BSD)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey (concluded)
Tobacco Settlement Financing Corp.
New Jersey, Refunding RB, Series 1A,
4.50%, 6/01/23	$ 2,390	$ 2,188,356
		6,241,459
New York — 3.8%
Albany Industrial Development Agency,
RB, New Covenant Charter School
Project, Series A, 7.00%,
5/01/35 (c)(d)	315	125,997
New York City Industrial Development
Agency, RB, American Airlines Inc.,
JFK International Airport, AMT, 7.75%,
8/01/31 (g)	3,000	3,111,480
New York Liberty Development Corp.,
Refunding RB, Second Priority, Bank
of America Tower at One Bryant Park
Project, 6.38%, 7/15/49	385	402,356
		3,639,833
North Carolina — 1.1%
North Carolina Medical Care
Commission, RB, Duke University
Health System, Series A:
5.00%, 6/01/39	200	205,450
5.00%, 6/01/42	440	450,388
North Carolina Municipal Power Agency
No. 1 Catawba, Refunding RB,
Series A, 5.00%, 1/01/30	340	351,312
		1,007,150
Ohio — 2.5%
Buckeye Tobacco Settlement Financing
Authority, RB, Asset-Backed, Senior
Series A-2, 6.50%, 6/01/47	1,880	1,457,978
County of Montgomery Ohio, Refunding
RB, Catholic Healthcare, Series A,
5.00%, 5/01/39	885	916,010
		2,373,988
Oklahoma — 1.3%
Tulsa Airports Improvement Trust, RB,
Series A, Mandatory Put Bonds, AMT,
7.75%, 6/01/35 (g)	1,225	1,240,692
Pennsylvania — 8.8%
Allegheny County Hospital Development
Authority, Refunding RB, Health
System, West Penn, Series A, 5.38%,
11/15/40	1,000	710,850
Pennsylvania Economic Development
Financing Authority, RB:
Amtrak Project, Series A, AMT,
6.50%, 11/01/16	1,000	1,032,230
Amtrak Project, Series A, AMT,
6.13%, 11/01/21	700	714,098
Amtrak Project, Series A, AMT,
6.25%, 11/01/31	1,000	1,014,600
Aqua Pennsylvania Inc. Project,
5.00%, 11/15/40	600	616,566
Reliant Energy, Series A, AMT,
6.75%, 12/01/36	2,000	2,062,580

	Par
Municipal Bonds	(000)	Value
Pennsylvania (concluded)
Pennsylvania Turnpike Commission, RB,
Sub-Series B, 5.25%, 6/01/39	$ 2,175	$ 2,239,924
		8,390,848
Puerto Rico — 3.1%
Commonwealth of Puerto Rico, GO,
Refunding, Public Improvement,
Series C, 6.00%, 7/01/39	940	996,522
Puerto Rico Sales Tax Financing Corp.,
RB, First Sub-Series A, 6.50%,
8/01/44	1,770	1,961,939
		2,958,461
South Carolina — 3.1%
South Carolina Jobs-EDA, Refunding RB,
Palmetto Health, Series C,:
7.00%, 8/01/13 (b)	2,500	2,945,726
Texas — 20.3%
Brazos River Authority, RB, TXU Electric,
Series A, AMT, 8.25%, 10/01/30	730	396,032
Brazos River Authority, Refunding RB,
TXU Electric Co. Project, Series C,
Mandatory Put Bonds, AMT, 5.75%,
5/01/36 (g)	705	671,717
City of Dallas Texas, Refunding RB,
5.00%, 10/01/35	475	506,569
City of Houston Texas, RB, Senior Lien,
Series A, 5.50%, 7/01/39	485	520,667
City of Houston Texas, Refunding RB,
Combined, First Lien, Series A (AGC),
6.00%, 11/15/35	2,730	3,142,094
Harris County-Houston Sports Authority,
Refunding RB, CAB, Senior Lien,
Series A (NPFGC), 6.17%,
11/15/38 (a)	4,750	667,090
La Joya ISD Texas, GO (PSF-GTD),
5.00%, 2/15/34	4,060	4,179,242
La Vernia Higher Education Finance
Corp., RB, KIPP Inc., 6.38%, 8/15/44	500	514,680
North Texas Tollway Authority, RB, Toll,
2nd Tier, Series F, 6.13%, 1/01/31	1,025	1,092,609
Tarrant County Cultural Education
Facilities Finance Corp., RB, Scott &
White Healthcare, 6.00%, 8/15/45	1,270	1,340,523
Texas Private Activity Bond Surface
Transportation Corp., RB:
Senior Lien, LBJ Infrastructure,
7.00%, 6/30/40	1,355	1,409,674
Senior Lien, Note Mobility, 6.88%,
12/31/39	1,220	1,266,189
Texas State Turnpike Authority, RB, CAB
(AMBAC), 6.05%, 8/15/31 (a)	15,000	3,635,850
		19,342,936
Utah — 1.2%
City of Riverton Utah, RB, IHC Health
Services Inc., 5.00%, 8/15/41	1,150	1,176,852
Virginia — 4.9%
City of Norfolk Virginia, Refunding RB,
Series B (AMBAC), 5.50%, 2/01/31	420	417,955
Tobacco Settlement Financing Corp.
Virginia, Refunding RB, Senior
Series B1, 5.00%, 6/01/47	935	605,291

BLACKROCK STRATEGIC MUNICIPAL TRUST

JULY 31, 2010

3

Schedule of Investments(continued)

BlackRock Strategic Municipal Trust (BSD)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Virginia (concluded)
University of Virginia, Refunding RB,
General, 5.00%, 6/01/40	$ 2,500	$ 2,661,425
Virginia HDA, RB, Sub-Series H-1
(NPFGC), 5.35%, 7/01/31	960	967,833
		4,652,504
Wisconsin — 4.7%
Wisconsin Health & Educational
Facilities Authority, RB, Ascension
Health Credit Group, Series A, 5.00%,
11/15/31	4,330	4,444,832
Wyoming — 1.2%
County of Sweetwater Wyoming,
Refunding RB, Idaho Power Co.
Project, 5.25%, 7/15/26	975	1,037,838
Wyoming Municipal Power Agency, RB,
Series A, 5.00%, 1/01/42	95	95,385
		1,133,223
Total Municipal Bonds – 130.9%		124,656,137
Municipal Bonds Transferred to Tender
Option Bond Trusts (h)
Alabama — 0.8%
Alabama Special Care Facilities
Financing Authority-Birmingham,
Refunding RB, Ascension Health
Senior Credit, Series C-2, 5.00%,
11/15/36	760	772,765
California — 2.4%
California Educational Facilities
Authority, RB, University of Southern
California, Series A, 5.25%, 10/01/18	855	918,937
Los Angeles Community College District
California, GO, Election of 2001,
Series A (AGM), 5.00%, 8/01/32	740	759,329
San Diego Community College District
California, GO, Election of 2002,
5.25%, 8/01/33	553	589,827
		2,268,093
Colorado — 2.1%
Colorado Health Facilities Authority, RB,
Catholic Health (AGM):
Series C-3, 5.10%, 10/01/41	1,210	1,226,129
Series C-7, 5.00%, 9/01/36	780	789,945
		2,016,074
Connecticut — 3.4%
Connecticut State Health & Educational
Facility Authority, RB, Yale University:
Series T-1, 4.70%, 7/01/29	1,580	1,668,717
Series X-3, 4.85%, 7/01/37	1,540	1,606,851
		3,275,568
Illinois — 1.6%
Chicago Housing Authority, Refunding
RB (AGM), 5.00%, 7/01/24	1,424	1,496,551

Municipal Bonds Transferred to Tender	Par
Option Bond Trusts (h)	(000)	Value
Massachusetts — 2.2%
Massachusetts Water Resources
Authority, Refunding RB, General,
Series A, 5.00%, 8/01/41	$ 1,980	$ 2,053,696
New Hampshire — 0.7%
New Hampshire Health & Education
Facilities Authority, Refunding RB,
Dartmouth College, 5.25%, 6/01/39	645	702,657
New York — 3.5%
New York City Municipal Water Finance
Authority, RB, Series FF-2, 5.50%,
6/15/40	510	569,340
New York State Dormitory Authority,
ERB, Series F, 5.00%, 3/15/35	2,685	2,774,076
		3,343,416
Tennessee — 1.4%
Shelby County Health Educational &
Housing Facilities Board, Refunding
RB, St. Jude's Children's Research
Hospital, 5.00%, 7/01/31	1,280	1,331,776
Texas — 2.3%
County of Harris Texas, RB, Senior Lien,
Toll Road, Series A, 5.00%, 8/15/38	2,140	2,228,403
Virginia — 2.0%
University of Virginia, Refunding RB,
General, 5.00%, 6/01/40	1,790	1,905,580
Washington — 3.7%
Central Puget Sound Regional Transit
Authority, RB, Series A (AGM), 5.00%,
11/01/32	900	953,036
State of Washington, GO, Various
Purpose, Series E, 5.00%, 2/01/34	2,400	2,549,736
		3,502,772
Total Municipal Bonds Transferred to
Tender Option Bond Trusts – 26.1%		24,897,351
Total Long-Term Investments
(Cost – $148,722,707) – 157.0%		149,553,488
Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund,
0.21% (i)(j)	1,492,808	1,492,808
Total Short-Term Securities
(Cost – $1,492,808) – 1.6%		1,492,808
Total Investments
(Cost – $150,215,515*) – 158.6%		151,046,296
Other Assets Less Liabilities – 0.7%		705,314
Liability for Trust Certificates, Including Interest
Expense and Fees Payable – (14.2)%		(13,561,343)
Preferred Shares, at Redemption Value – (45.1)%		(42,977,006)
Net Assets Applicable to Common Shares – 100.0%		$ 95,213,261

4 BLACKROCK STRATEGIC MUNICIPAL TRUST

JULY 31, 2010

Schedule of Investments (concluded)

BlackRock Strategic Municipal Trust (BSD)

* The cost and unrealized appreciation (depreciation) of investments as of

July 31, 2010, as computed for federal income tax purposes, were as
Aggregate follows: cost	$ 136,345,740
Gross unrealized appreciation	$ 5,054,524
Gross Net unrealized unrealized appreciation depreciation	$ (3,900,132) 1,154,392

(a) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(b) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c) Issuer filed for bankruptcy and/or is in default of interest payments.
(d) Non-income producing security.
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f) Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated
maturity.
(g) Variable rate security. Rate shown is as of report date.
(h) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates.

	These securities serve as collateral in a financing transaction.
(i)	Investments in companies considered to be an affiliate of the Trust,
	during the period, for purposes of Section 2(a)(3) of the Investment
	Company Act of 1940, as amended, were as follows:
		Shares Held		Shares Held
		at April 30,	Net	at July 31,
	Affiliate	2010	Activity	2010	Income
	FFI Institutional
	Tax-Exempt
	Fund	1,940,417	(447,609)	1,492,808 $	700
(j)	Represents the current yield as of report date.

•Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of July 31, 2010 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term
Investments[1]	— $ 149,553,488		—	$ 149,553,488
Short-Term
Securities	$ 1,492,808	—	—	1,492,808
Total	$ 1,492,808 $ 149,553,488		—	$ 151,046,296

1 See above Schedule of Investments for values in each state or political subdivision.

BLACKROCK STRATEGIC MUNICIPAL TRUST

JULY 31, 2010

5

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The BlackRock Strategic Municipal Trust

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
The BlackRock Strategic Municipal Trust

Date: September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
The BlackRock Strategic Municipal Trust

Date: September 27, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
The BlackRock Strategic Municipal Trust

Date: September 27, 2010